Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$566,826.28

Principal:
Principal Collections	$9,679,141.32
Prepayments in Full	$4,061,745.27
Liquidation Proceeds	$82,529.09
Recoveries	$48,536.44
Sub Total	$13,871,952.12
Collections	$14,438,778.40

Purchase Amounts:
Purchase Amounts Related to Principal	$318,707.74
Purchase Amounts Related to Interest	$1,525.55
Sub Total	$320,233.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,759,011.69

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$14,759,011.69
Servicing Fee	$135,906.18	$135,906.18	$0.00	$0.00	$14,623,105.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,623,105.51
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,623,105.51
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,623,105.51
Interest - Class A-4 Notes	$63,556.73	$63,556.73	$0.00	$0.00	$14,559,548.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,559,548.78
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$14,481,914.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,481,914.78
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$14,424,002.78
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,424,002.78
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$14,352,638.78
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,352,638.78
Regular Principal Payment	$13,141,890.96	$13,141,890.96	$0.00	$0.00	$1,210,747.82
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,210,747.82
Residuel Released to Depositor	$0.00	$1,210,747.82	$0.00	$0.00	$0.00
Total		$14,759,011.69

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,141,890.96
Total					$13,141,890.96
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,141,890.96	$51.25	$63,556.73	$0.25	$13,205,447.69	$51.50
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$13,141,890.96	$9.42	$270,466.73	$0.19	$13,412,357.69	$9.61

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$56,494,872.82	0.2203216	$43,352,981.86	0.1690702
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$152,254,872.82	0.1091057	$139,112,981.86	0.0996883

Pool Information
Weighted Average APR	4.205%	4.217%
Weighted Average Remaining Term	20.77	20.05
Number of Receivables Outstanding	19,921	19,120
Pool Balance	$163,087,421.42	$148,891,118.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$152,254,872.82	$139,112,981.86
Pool Factor	0.1094406	0.0999141

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$9,778,136.61
Targeted Overcollateralization Amount	$9,778,136.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,778,136.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	45

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		78	$54,179.53
(Recoveries)		124	$48,536.44
Net Losses for Current Collection Period			$5,643.09
Cumulative Net Losses Last Collection Period			$8,801,199.57
Cumulative Net Losses for all Collection Periods			$8,806,842.66

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.04%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.93%	401	$4,363,960.64
61-90 Days Delinquent	0.17%	22	$256,577.56
91-120 Days Delinquent	0.10%	9	$142,496.19
Over 120 Days Delinquent	0.73%	79	$1,092,336.17
Total Delinquent Receivables	3.93%	511	$5,855,370.56

Repossession Inventory:
Repossessed in the Current Collection Period		10	$167,057.44
Total Repossessed Inventory		17	$269,175.47

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3722%
Preceding Collection Period			0.6782%
Current Collection Period			0.0434%
Three Month Average			0.3646%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7387%
Preceding Collection Period			0.6074%
Current Collection Period			0.5753%
Three Month Average			0.6405%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer